Merger Agreement (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 22, 2013	Jan. 22, 2013 Subsequent event Spirit And Spirit Realty, L.P. Merger
Business Acquisition [Line Items]
Merger Agreement exchange ratio of third party common stock (in shares)						1.9048
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01			$ 0.01
Business combination, potential contract termination fee					$ 55,000,000
Business combination, potential reimbursement of counterparty transaction expenses					10,000,000
Merger related expenses	$ 3,900,000	$ 5,847,000	$ 0	$ 0